Organization and principal activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 29, 2024	Jan. 01, 2024
Disclosure of subsidiaries [line items]
Total assets	$ 256,379,000	$ 129,834,000	$ 36,851,000		$ 36,851,000
Total liabilities	$ 146,067,000	$ 100,049,000	$ 41,399,000		$ 41,399,000
Beijing OptAim Network Technology Co., Ltd. ("Beijing OptAim")
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a VIE	100.00%
Total assets	$ 17,000
Total liabilities	1,277,000
Registered capital and PRC statutory reserves	1,809,000
Discontinued operations [member]
Disclosure of subsidiaries [line items]
Total assets	17,000
Total liabilities	$ 1,277,000
Amber DWM Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Sparrow Holdings Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Sparrow Tech Private Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Sparrow Digital Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Sparrow Operations Private Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Sparrow Fund Management Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Amber DWM Limited (Hong Kong)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%	100.00%
Amber Premium FZE (Dubai)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%
Amber Match Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%	100.00%
Amber Trading Alfa Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary			100.00%
MegaVoyage Holding Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
BetaForce Holding Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
Macro Investment Holding Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
Macro Ventures Holding Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
Beta Major Investment Holding Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
iClick Interactive Asia Limited (Hong Kong) (Note 5.1)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
China Search (Asia) Limited (Hong Kong) (Note 5.1)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
CMRS Digital Solutions Limited (Hong Kong) (Note 5.1)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company in a subsidiary	100.00%
Amber DWM Holding Limited | Amber Trading Alfa Limited
Disclosure of subsidiaries [line items]
Consideration for sale of discontinued operation				$ 0
Gains (losses) on disposals of non-current assets	$ 5,003,920